Commitments and Contingencies - Narrative (Details) € in Millions		12 Months Ended
	Mar. 16, 2015 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Dec. 08, 2020 CAD ($)	Dec. 08, 2019 CAD ($)	Oct. 03, 2018 CAD ($)	Oct. 03, 2018 EUR (€)
Disclosure of contingent liabilities [line items]
Number of stock options issued (in shares) | shares		58,775,913	18,530,000
Operating lease expenses		$ 11,300,000	$ 2,600,000
Legal proceedings contingent liability, exercise rights enforcement claim
Disclosure of contingent liabilities [line items]
Number of stock options issued (in shares) | shares	300,000
Exercise price (in CAD per share)	$ 0.39
Expiration period from date of termination of unexercised options	90 days
Legal proceedings provision		0
Claim regarding performance of supply agreement and damages for breach of contract
Disclosure of contingent liabilities [line items]
Legal proceedings provision		0
Capital commitments						$ 22,000,000	€ 14.7
Claim regarding formerly terminated MedReleaf employee
Disclosure of contingent liabilities [line items]
Legal proceedings provision		$ 4,200,000.0
Obligation to purchase additional intangible assets | Purchase of additional intangible assets
Disclosure of contingent liabilities [line items]
Capital commitments				$ 3,000,000	$ 3,300,000